Prepayment and Other Current Assets, Net - Schedule of Prepayment and Other Current Assets, Net (Details) - USD ($) $ in Thousands		Jun. 30, 2026	Dec. 31, 2025
Schedule of Prepayment and Other Current Assets, Net (Line Items)
Total		$ 211,101	$ 207,158
Advance to suppliers [Member]
Schedule of Prepayment and Other Current Assets, Net (Line Items)
Total	[1]	3,240	206,027
Receivables from third parties [Member]
Schedule of Prepayment and Other Current Assets, Net (Line Items)
Total		1,376	1,131
Refund receivables from mining suppliers [Member]
Schedule of Prepayment and Other Current Assets, Net (Line Items)
Total	[2]	$ 206,485

[1]	As of June 30, 2026, advance to suppliers includes $3,240,000, which relates to the Group’s strategic exploration investment in external software assets. This advance is not linked to the Group’s current core business.
[2]	On April 2026, the Company reached a refund agreement with the supplier of cryptocurrency mining equipment (the “Supplier”), pursuant to which the remaining balance of the advance payment made in fiscal year 2025 for the purchase of mining equipment, together with the accrued interest receivable on the refund, was reclassified to other current assets. The Supplier shall repay the total amount in cryptocurrencies in accordance with the agreed repayment schedule.